Pensions and other post-retirement benefits - Security arrangements (Details) - UK - Pensions £ in Millions	Mar. 31, 2021 GBP (£)
Section A of NGUKPS
Disclosure of defined benefit plans [line items]
Value of security arrangements	£ 186
Section B of NGUKPS
Disclosure of defined benefit plans [line items]
Value of security arrangements	0
Maximum additional amounts payable	175
NGEG of ESPS
Disclosure of defined benefit plans [line items]
Value of security arrangements	100
Maximum additional amounts payable	£ 500